33. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 4) - BRL (R$) R$ in Millions		1 Months Ended	12 Months Ended
		Jul. 31, 2018	Dec. 31, 2019	Dec. 31, 2018		Dec. 21, 2019
Derivative Financial Instruments [line items]
Cemig's obligation		125.52% of the CDI rate	150.49% of the CDI
Unrealized gain/loss Carrying amount			R$ 922	R$ 712
Unrealized gain/loss fair value			R$ 1,691	R$ 813
Forty Nine Percent of Certificados de Deposito Inter bancario [member]
Derivative Financial Instruments [line items]
Cemig's right			US$ exchange variation + Rate (9,25% p.y.)	US$ exchange variation + Rate (9,25% p.y.)	[1]
Cemig's obligation			Local currency + R$ 150.49% of CDI	Local currency + R$ 150.49% of CDI	[1]
Maturity period			Interest: Half-yearly Principal: Dec. 2024	Interest: Half-yearly Principal: Dec. 2024
Notional amount	[2]					R$ 1,000
Unrealized gain/loss Carrying amount			R$ 814	R$ 1,000
Unrealized gain/loss fair value			R$ 1,235	R$ 627
Fifty Two Percent of Certificados de Deposito Inter bancario [member]
Derivative Financial Instruments [line items]
Cemig's right			US$ exchange variation + Rate (9,25% a.a.)	US$ exchange variation + Rate (9,25% a.a.)	[1]
Cemig's obligation			Local currency + R$125.52% of CDI	Local currency + R$125.52% of CDI	[1]
Maturity period			Interest: Half-yearly Principal: Dec. 2024	Interest: Half-yearly Principal: Dec. 2024
Notional amount	[2]		R$ 500
Unrealized gain/loss Carrying amount			108	R$ 33
Unrealized gain/loss fair value			R$ 456	R$ 186

[1]	For the US$1 billion Eurobond issued on December 2017: (i) for the principal, a call spread was contracted, with floor at R$ 3.25/US$ and ceiling at R$ 5.00/US$; and (ii) a swap was contracted for the total interest, for a coupon of 9.25% p.a. at an average rate equivalent to 150.49% of the CDI. For the additional US$500 issuance of the same Eurobond issued on July 2018: (1) a call spread was contracted for the principal, with floor at R$ 3.85/US$ and ceiling at R$ 5.00/US$; and (2) a swap was contracted for the interest, resulting in a coupon of 9.25% p.a., with an average rate equivalent to 125.52% of the CDI rate.
[2]	In millions of US$.